Income Taxes - Current/Deferred (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax provision, Current portion:
State					$ 3	$ 3	$ 3
Foreign					42	83	104
Income tax provision	$ 4	$ 20	$ 16	$ 60	45	86	$ 107
Deferred tax assets:
Federal and state loss carryforwards					68,829	60,831
Reserves, accruals and other					519	761
Depreciation and amortization					1,718	1,304
Deferred stock-based compensation					4,287	4,504
Research and development credit carryforwards					13,867	12,886
Foreign tax and other credits					536	1,131
Total deferred tax assets					89,756	81,417
Deferred tax liabilities:
Acquired intangible assets and other					328	1,781
Less: Valuation allowance					(89,428)	(79,636)
Net deferred tax assets					0	0
Increase in valuation allowance during the year					9,800	$ 12,900
Federal
Net operating loss carryforwards
Net operating loss carryforwards, amount					184,100
Net operating loss related to excess tax benefits from stock-based compensation that will be charged to additional paid-in capital when realized					5,700
State
Net operating loss carryforwards
Net operating loss carryforwards, amount					116,500
Net operating loss related to excess tax benefits from stock-based compensation that will be charged to additional paid-in capital when realized					$ 4,800